PREPAYMENTS AND OTHER CURRENT ASSETS - THIRD PARTIES - Movement (Details) - Nonrelated Party $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
PREPAYMENTS AND OTHER CURRENT ASSETS
Balance at the beginning	$ 7
Provisions	141
Foreign currency translation adjustment	(2)
Balance at the end	$ 146